Debt	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Debt Disclosure	Long-term debt

Long-term debt
$ in millions	Interest Rate	Maturity	December 31, 2020	December 31, 2019
First Mortgage Bonds	3.95%	2049	$425.0	$425.0
First Mortgage Bonds	3.20%	2040	140.0	—
Tax-exempt First Mortgage Bonds - rates from: 1.16% - 2.47% (a) and 2.4% - 3.07% (b)		2020	—	140.0
U.S. Government note	4.20%	2061	17.4	17.5
Unamortized deferred financing costs			(5.7)	(5.4)
Unamortized debt discounts and premiums, net			(2.6)	(2.7)
Total long-term debt at subsidiary			574.1	574.4

Senior unsecured bonds	7.25%	2021	—	380.0
Senior unsecured bonds	4.125%	2025	415.0	—
Senior unsecured bonds	4.35%	2029	400.0	400.0
Note to DPL Capital Trust II (c)	8.125%	2031	15.6	15.6
Unamortized deferred financing costs			(10.2)	(5.9)
Unamortized debt discounts and premiums, net			(0.9)	(1.0)
Total long-term debt			1,393.6	1,363.1
Less: current portion			(0.2)	(139.8)
Long-term debt, net of current portion			$1,393.4	$1,223.3

(a)    Range of interest rates for the year ended December 31, 2020.
(b)    Range of interest rates for the year ended December 31, 2019.
(c)    Note payable to related party. See Note 12 – Related Party Transactions for additional information.

At December 31, 2020, maturities of long-term debt are summarized as follows:

Due during the years ending December 31,
$ in millions
2021	$0.2
2022	0.2
2023	0.2
2024	0.2
2025	415.2
Thereafter	997.0
1,413.0
Unamortized discounts and premiums, net	(3.5)
Deferred financing costs, net	(15.9)
Total long-term debt	$1,393.6

Premiums or discounts recognized at the Merger date are amortized over the life of the debt using the effective interest method.
Revolving Credit Facilities
At December 31, 2020 and December 31, 2019, the DPL revolving credit facility had outstanding borrowings of $80.0 million and $104.0 million, respectively. At December 31, 2020 and December 31, 2019, the DP&L revolving credit facility had outstanding borrowings of $20.0 million and $40.0 million, respectively.
Significant Transactions
On July 31, 2020, DP&L issued $140.0 million of First Mortgage Bonds and on August 3, 2020 used the proceeds to purchase at par value the $140.0 million of outstanding tax-exempt Ohio Air Quality Development Authority (OAQDA) Collateralized Pollution Control Revenue Refunding Bonds that had been issued in 2015. The new First Mortgage Bonds carry an interest rate of 3.20% and mature on July 31, 2040. The OAQDA Revenue bonds have not been legally cancelled and can be re-issued at the discretion of DP&L at any time. These bonds will be held in trust while we continue to evaluate market conditions and explore suitable long-term financing alternatives.
On June 1, 2020 DPL amended its secured revolving credit facility. As a result of the amendment, the borrowing limit was reduced from $125.0 million to $110.0 million, the Total Debt to EBITDA covenant was eliminated, the EBITDA to Interest Expense covenant was reduced from 2.25 to 1.00 to 1.70 to 1.00, increasing to 1.75 to 1.00 as of September 30, 2022 and 2.00 to 1.00 as of December 31, 2022, and a trailing-twelve months minimum EBITDA covenant of $125.0 million was added, increasing to $130.0 million as of September 30, 2022 and $150.0 million as of December 31, 2022. Starting with the quarter ended September 30, 2021, the borrowing limit will be reduced by $5.0 million per quarter should DPL’s Total Debt to EBITDA ratio calculated for the period of four consecutive quarters exceed 7.00 to 1.00.
On June 19, 2020 DPL closed a $415.0 million issuance of senior unsecured notes. These notes carry an interest rate of 4.125% and mature on July 1, 2025. Proceeds from the issuance and cash on hand were used to redeem in-full the remaining balance of $380.0 million of DPL's 7.25% senior unsecured notes. These bonds were redeemed at par plus accrued interest and a make-whole premium of $30.8 million on July 20, 2020.
On June 19, 2019, DP&L amended and restated its unsecured revolving credit facility. The revolving credit facility has a $175.0 million borrowing limit, with a $75.0 million letter of credit sublimit, a feature that provides DP&L the ability to increase the size of the facility by an additional $100.0 million, a maturity date of June 2024, and a provision that provides DP&L the option to request up to two one-year extensions of the maturity date.
On June 19, 2019, DPL amended and restated its secured revolving credit facility. The revolving credit facility has a $125.0 million borrowing limit, with a $75.0 million letter of credit sublimit, a feature that provides DPL the ability to increase the size of the facility by an additional $50.0 million, and a maturity date of June 2023.
On June 6, 2019, DP&L closed on a $425.0 million issuance of First Mortgage Bonds due 2049. These new bonds carry an interest rate of 3.95%. The proceeds of this issuance were used to repay in full the outstanding principal of $435.0 million of DP&L's variable rate Term Loan B credit agreement.
On April 17, 2019, DPL closed a $400.0 million issuance of senior unsecured notes. These notes carry an interest rate of 4.35% and mature on April 15, 2029. Proceeds from the issuance and cash on hand were used to settle a partial redemption for $400.0 million of DPL's 7.25% senior unsecured notes maturing October 15, 2021, as discussed below. After the redemption, the DPL 7.25% senior notes due in 2021 had an outstanding balance of $380.0 million.
On April 8, 2019, DPL issued a Notice of Partial Redemption on the DPL 7.25% Senior Notes due 2021. DPL redeemed $400.0 million of the $780.0 million outstanding principal amount of these notes on May 7, 2019. These bonds were redeemed at par plus accrued interest and a make-whole premium of $41.4 million.
On March 4, 2019, DPL issued a Notice of Full Redemption on the DPL 6.75% Senior Notes due 2019. DPL redeemed the remaining $99.0 million outstanding principal amount of these notes on April 4, 2019. These bonds were redeemed at par plus accrued interest and a make-whole premium of $1.5 million with cash on hand.
Debt Covenants and Restrictions
DPL’s revolving credit agreement has two financial covenants. The first financial covenant, a minimum EBITDA, calculated at the end of each fiscal quarter for the four prior fiscal quarters, of $125.0 million is required, stepping up to $130.0 million on September 30, 2022 and $150.0 million on December 31, 2022. As of December 31, 2020, this financial covenant was in compliance.
The second financial covenant is an EBITDA to Interest Expense ratio that is calculated, at the end of each fiscal quarter, by dividing EBITDA for the four prior fiscal quarters by the consolidated interest charges for the same period. The ratio, per the agreement, is to be not less than 1.70 to 1.00, and steps up to 1.75 to 1.00 on September 30, 2022 and 2.00 to 1.00 as of December 31, 2022. As of December 31, 2020, this financial covenant was in compliance.
DPL’s secured revolving credit agreement also restricts dividend payments from DPL to AES, such that DPL cannot make dividend payments unless at the time of, and/or as a result of the distribution, (i) DPL’s leverage ratio does not exceed 0.67 to 1.00 and DPL’s interest coverage ratio is not less than 2.50 to 1.00 or, if such ratios are not within the parameters, (ii) DPL’s senior long-term debt rating from two of the three major credit rating agencies is at least investment grade. As a result, as of December 31, 2020, DPL was prohibited from making a distribution to its shareholder or making a loan to any of its affiliates (other than its subsidiaries).
DP&L's unsecured revolving credit facility and Bond Purchase Agreement (financing document entered into in connection with the issuance of DP&L's First Mortgage Bonds, on July 31, 2020) has one financial covenant. The covenant measures Total Debt to Total Capitalization and is calculated, at the end of each fiscal quarter, by dividing total debt at the end of the quarter by total capitalization at the end of the quarter. DP&L’s Total Debt to Total
Capitalization ratio shall not be greater than 0.67 to 1.00. This financial covenant was in compliance as of December 31, 2020.
DP&L does not have any meaningful restrictions in its debt financing documents prohibiting dividends to its parent, DPL. As of December 31, 2020, DP&L and DPL were in compliance with all debt covenants, including the financial covenants described above.
Substantially all property, plant & equipment of DP&L is subject to the lien of the mortgage securing DP&L’s First and Refunding Mortgage.